Note 26 - Contingencies, Commitments and Restrictions On the Distribution of Profits (Details Textual) $ / shares in Units, $ in Thousands, R$ in Millions				12 Months Ended
		Oct. 27, 2022	Oct. 09, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Jun. 24, 2022 USD ($)	Oct. 10, 2018 BRL (R$)	Oct. 10, 2018 USD ($)	Jan. 31, 2012 $ / shares shares
Contingencies, commitments and restrictions on the distribution of profits
Performance Guarantees Issued							$ 3,600,000
Praxair S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				14 years
Purchase commitments							$ 36,400
Techgen s.a. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				22.00%
Proportion of power generation capacity						22.00%	22.00%
Techgen s.a. [member] | Transportadora de Gas del Norte S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				25 years
Usiminas [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				3.07%
Ternium S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				11.46%
Brazil | Usiminas [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate	[1]			3.07%	3.07%
Argentina
Contingencies, commitments and restrictions on the distribution of profits
Dumping rate imposed		78.30%
Argentina | Usiminas [member] | Presidente Nestor Kirchner Gas Pipeline [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments							$ 183,600
Mexico
Contingencies, commitments and restrictions on the distribution of profits
Dumping rate imposed		44.93%
Mexico | Techgen s.a. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				22.00%	22.00%
Luxembourg
Contingencies, commitments and restrictions on the distribution of profits
Percent of minimum transfer of net profit to legal reserve				5.00%
Percent of minimum transfer of net profit until legal reserve equals issued share capital				10.00%
Luxembourg | Ternium S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate	[2]			11.46%	11.46%
Confab [member] | Chubb [member]
Contingencies, commitments and restrictions on the distribution of profits
Payments for settlement			$ 3,500
Confab [member] | Veracel Celulose S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay, insurance deductible									R$ 91.9	$ 17,400
Settlement, amount ordered to pay, damages									R$ 78.8	$ 15,100
Legal proceedings contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Payments for settlement				$ 9,500
Commitments and guarantees | Voestalpine Grobblech GmbH [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments							30,200
Commitments and guarantees | Vestas Group [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments							47,700
Commitments and guarantees | Ternium USA, Inc. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				1 year
Purchase commitments							6,300
Term of supply contract, available extension				1 year
Tax contingent liability [member] | Petroleo Brasileiro S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities						R$ 284.2	54,500
Contingent liability for disgorgement and prejudgment interest [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay								$ 53,100
Contingent liability for civil penalty [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay								$ 25,000
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Contingencies, commitments and restrictions on the distribution of profits
Tag-along tender offer to non-controlling interests, percentage											80.00%
Tag-along tender offer to non-controlling interests (in BRL per share) | $ / shares											$ 28.8
Tag-along tender offer to non-controlling interests, shares (in shares) | shares											182,609,851
Tag-along tender offer to non-controlling interests, contingent liability											17.90%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Tax contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities						R$ 59.2	$ 11,300
Fine imposed, percentage of allegedly undue credits						75.00%	75.00%
Ternium S.A. [member] | Techgen s.a. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				48.00%
IPSCO Tubulars, Inc. | Commitments and guarantees
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				6 years
Term of supply contract, available extension				12 months
TENARIS BAY CITY, INC. [member] | Nucor Steel Memphis Inc. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				3 years
Purchase commitments							$ 85,800
Purchase commitments percentage to be made						75.00%	75.00%

[1]	At December 31,2022 and 2021the voting rights were 5.19%.
[2]	Including treasury shares.